Other Current Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Other Current Receivables [Abstract]
Summary Of Other Current Receivables
	2021	2020
Derivatives	—	827
Value added tax	20,801	7,767
Advance payments to vendors	3,915	1,184
Other	7,513	2,585
Total	32,229	12,363